TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Details 2) - EUR (€) € in Thousands	6 Months Ended	24 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Trade Receivables And Other Current Assets
Allowance For impairment of accounts receivable, beginning	€ 99	€ 99
Allowance For impairment of accounts receivable Additions
Allowance For impairment of accounts receivable reversal
Allowance For impairment of accounts receivable, ending	€ 99	€ 99